HUSSMAN INVESTMENT TRUST
Shareholder Services
HUSSMAN	P.O. Box 46707
FUNDS	Cincinnati, OH 45246-0707

FILED VIA EDGAR

August 27, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re	Hussman Investment Trust
File Nos. 811-09911; 333-35342
Post-Effective Amendment No. 13 on Form N-1A

Ladies and Gentlemen:

On behalf of Hussman Investment Trust (the “Trust”), attached for filing is Post-Effective Amendment No. 13 (the “Amendment”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 60 days after filing pursuant to Rule 485(b) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at 513/587-3403 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary/Chief Compliance Officer